Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [line items]
Trade receivables, net of expected credit losses of $3.0 (2024 – $2.7)	$ 1,260.2	$ 1,282.4
Holdbacks and other	31.8	26.5
Insurance receivables	14.5	14.9
Trade and other receivables	1,306.5	1,323.8
Lifetime expected credit losses
Trade and other receivables [line items]
Trade receivables, net of expected credit losses of $3.0 (2024 – $2.7)	$ 3.0	$ 2.7